First Trust Global Tactical Commodity Strategy Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	115 Months Ended	120 Months Ended	146 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.77%	10.64%	5.03%	5.73%	0.57%
S&P GSCI® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.12%	14.65%		6.08%	(1.74%)
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	15.32%	14.82%	13.84%
First Trust Global Tactical Commodity Strategy Fund
Prospectus [Line Items]
Average Annual Return, Percent		14.48%	12.35%		5.73%	1.39%
Performance Inception Date	Oct. 21, 2013
First Trust Global Tactical Commodity Strategy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.33%	8.88%		3.96%	(0.01%)
First Trust Global Tactical Commodity Strategy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.54%	8.19%		3.72%	0.43%